Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of taxes payable
	December 31, 2020	December 31, 2019
Income taxes payable	$2,045,559	$57,761
Value added taxes payable	889,257	57,317
Business taxes payable	43,704	-
Withholding taxes payable	112,113	-
Other taxes payable	42,405	23,079
Total taxes payable	$3,133,038	$138,157

Schedule of components of income tax provision (benefit)
	For the year ended December 31, 2020	For the year ended December 31, 2019	For the year ended December 31, 2018
Current tax provision	$1,525,824	$-	$-
Deferred tax provision (benefit)	(584,760)	(55,731)	-
Total	$941,064	$(55,731)	$-

Schedule of summarizes deferred tax assets resulting from differences between financial accounting basis and tax basis of assets and liabilities
	December 31, 2020	December 31, 2019
Deferred tax assets
Provision for doubtful accounts	$368,165	$346,864
Operating loss carryforwards	456,370	1,015,053
Total deferred tax assets	824,535	1,361,917
Less: valuation allowance	(368,165)	(1,341,877)
Net deferred tax assets	$456,370	$20,040

	December 31, 2020	December 31, 2019
Deferred tax liabilities
Intangible assets acquired from business combinations	$676,015	$805,826
Total deferred tax liabilities	$676,015	$805,826

Schedule of effective tax rate for the year
	For the year ended December 31, 2020	For the year ended December 31, 2019	For the year ended December 31, 2018*
China Income tax statutory rate	25.0%	25.0%	-
Effect of favorable income tax rates	(23.8)%	(25)%	-
Effect of temporary differences	1.2%	(4.7)%	-
Effect of non-deductible expenses	10%	-	-
Effect of previous year net operating loss	(3.8)%	-	-
Effective tax rate for the continuing operation	8.7%	(4.7)%	-

*	For the year ended December 31, 2018, all the Group business was related to the equipment and engineering businesses, which was disposed in November 2020 and included in discontinued operations.